GOODWILL AND ACQUISITION OF 51% OF GREEN GROW FARMS, INC (Details Narrative) - USD ($)	4 Months Ended	6 Months Ended
	Sep. 01, 2019	Jun. 30, 2019	May 09, 2019
Goodwill And Acquisition Of 51 Of Green Grow Farms Inc
Ownership percentage			51.00%
Share exchange agreement, description	Pursuant to the Agreement, Iconic acquired a 51% equity interest in Green Grow in exchange for (i) cash consideration of $200,000 (which was paid on July 24, 2019), and (ii) 2,000,000 shares of Company common stock. In addition, the Company has agreed to issue up to an additional 6,000,000 shares based upon gross revenues reached by Green Grow (at a rate of 120,000 shares per $1,000,000 of gross revenues up to a maximum of $50,000,000) within 36 months of the Closing. The $1,450,000 total consideration (i.e., the $200,000 note payable plus the $1,250,000 fair value of the 2,000,000 shares of Iconic common stock) of the acquisition over the $0 identifiable net assets of Green Grow at May 9, 2019 has been recognized as goodwill
Lease term			1 year
Rent paid		$ 1,133